CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - Mudrick Capital Acquisition Corporation [Member]	12 Months Ended
Dec. 31, 2018 USD ($) shares
Adjustments to Additional Paid in Capital, Warrant Issued	$ 7,740,000
Additional Paid in Capital [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	$ 7,740,000
Class A common stock | Common stock
Stock Issued During Period, Shares, Other | shares	20,800,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 0